OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                Supplement dated November 10, 1997 to the
                   Prospectus dated February 21, 1997

The supplement dated May 1, 1997 to the Prospectus is replaced by this supplement. The Prospectus is amended as follows:

1. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

      (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 29) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. Pursuant to shareholder approval received on May 19, 1997, the sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised as follows:

      (1) The Fund's investment objective on page 10 is restated as "The Fund seeks growth of capital and investment income."

      (2) The Fund's investment policies listed under the caption "Investment Policies and Strategies" on page 10 are no longer fundamental policies.

      (3) The Fund's policy on illiquid securities discussed on pages 15 and 18 is changed to increase the amount of the Fund's assets that may be invested in such securities from 10% of its total assets to 15% of its net assets.

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" starting on page 19 is hereby revised to read as follows:

      The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser.


                                                                       Continued
                                  -1-

      On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. On November 5, 1997, a new sub-advisory agreement between the Sub-Adviser and the Manager, on terms identical to the prior sub-advisory agreement, became effective. The new sub-advisory agreement had been approved by shareholders of the Fund on May 19, 1997. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO
      Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.



4. The second sentence in "Class A Shares" under "Classes of Shares" on page 25 is replaced by the following:

      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 27:

      The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30 is replaced by the following:

      The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

                                                                       Continued
                                  -2-

7. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30, the first sentence is replaced by the following:

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

8. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 31 is replaced by the following:

      The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 33 is replaced by the following:

            o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34:

            o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

            o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


                                                                       Continued
                                  -3-

11. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

      If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

      If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38 is replaced with the following and a new sub-section (6) is added as follows:

            o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype
      401(k) plans ...
      or (6) for loans to participants or beneficiaries.

14. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38:

            o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

15. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 39:

      Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525- 7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




November 10, 1997                                             PS0257.009

              OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                   Supplement dated November 10, 1997 to the Statement of Additional Information dated February 21, 1997


      The  supplement   dated  May  1,  1997  to  the  Statement  of  Additional
Information is replaced by this supplement. The Statement of Additional Information is amended as follows:

1. The section of the Statement of Additional Information entitled "Other Investment Restrictions" on page 15 is revised by this supplement to reflect that on May 19, 1997, the shareholders of the Fund approved the following changes:

      (a) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes on page 15 is replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."

      (b) The Fund's policy on page 15 that it may not purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except short sales "against- the-box" is no longer a fundamental policy.

      (c) The Fund's policy on page 15 that prevents the Fund from investing in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets is eliminated.

      (d) The Fund's policy on page 15 that it may not invest in interests in oil, gas or other mineral exploration or development programs or leases is no longer a fundamental policy.

      (e) The Fund's policy on page 16 that it may not invest more than 5% of its total assets (determined at the time of investment) in warrants or invest more than 2% of its total assets in warrants not listed on the New York or American Stock Exchange is no longer a fundamental policy.

2. The section of the Statement of Additional Information entitled "The Manager and its Affiliates" starting on page 20 is amended as follows:

      (a) The first sentence of "The Investment Advisory Agreement" on page 21 is replaced with the following: "The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated May 27, 1997, as amended on October 22, 1997, which replaced the Investment Advisory Agreement dated as of November 22, 1995."

      (b) The last sentence of the last paragraph of "The Investment Advisory Agreement" on page 22 is replaced with the following: "The Manager has retained the Sub-Adviser pursuant to a separate Subadvisory Agreement dated November 5, 1997 with respect to the Fund, which replaced the Subadvisory Agreement dated as of November 22, 1995."

      (c)  The  last  sentence  of  the  first  paragraph  of  "The  Subadvisory
      Agreement" on page 22 is replaced with the following: "The Subadvisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements, on February 28, 1997 and by the shareholders of the Fund at a meeting held for that purpose on May 19, 1997."

      (d) The following is added after the final paragraph of "The Subadvisory Agreement":

     "The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

     PIMCO Partners, G.P. ("PIMCO GP") owns approximately 42.83% and 66.37%, respectively, of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California corporation and is wholly-owned by Pacific Financial Asset Management Company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

     The managing general partner of PIMCO GP is PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

      PIMCO Advisors is governed by an Operating Board and an Equity Board. Because of its power to appoint (directly or indirectly ) seven of the twelve members of the Operating Board, the PIMCO Subpartnership may be deemed to control PIMCO Advisors. Because of direct or indirect power to appoint 25% of the members of the Equity Board, (i) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control."


November 10, 1997                                             PX0257.003

                      OPPENHEIMER QUEST OFFICERS VALUE FUND
                Supplement dated November 10, 1997 to the
                   Prospectus dated February 24, 1997

     The supplement dated May 1, 1997 to the Prospectus is replaced by this supplement. The Prospectus is amended as follows:

1. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

      (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 32 ) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. Pursuant to shareholder approved received on May 6, 1997, the sections of the
Prospectus  entitled  "Investment   Objective  and  Policies,"  and  "Investment
Techniques and Strategies" are
revised as follows:

      (1) The Fund's investment objective on page 10 is restated as "The Fund seeks capital appreciation."

      (2) The Fund's investment policies listed under the caption "Investment Policies and Strategies" on page 10 are no longer fundamental policies.

      (3) The Fund's policy on illiquid securities discussed on pages 16 and 18 are changed to increase the amount of the Fund's assets that may be invested in such securities from 15% of its total assets to 15% of its net assets.

      (4) The Fund's policy that it may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation on page 19 is no longer a fundamental policy.

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 18 is hereby revised to read as follows:

     The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered

                                                                       Continued
                                  -7-
      investment   advisor,   whose  employees  perform  all  investment
      advisory services
      provided to the Fund by the Sub-Adviser.

      On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. On November 5, 1997, a new sub-advisory agreement between the Sub-Adviser and the Manager, on terms identical to the prior sub-advisory agreement, became effective. The new sub-advisory agreement had been approved by shareholders of the Fund on May 6, 1997. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

4. The second sentence in "Class A Shares" under "Classes of Shares" on page 26 is replaced by the following:


      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 29:

      The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 33 is replaced by the following:

      The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next

                                                                       Continued
                                  -8-

     $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

7. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 33, the first sentence is replaced by the following:

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

8. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 34 is replaced by the following:

      The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.


9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 37 is replaced by the following:

            o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 38:

            o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and


                                                                       Continued
                                  -9-

            o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

11. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 41:

      If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 41:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 42 is replaced with the following and a new sub-section (6) is added as follows:

            o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype
      401(k) plans ...
      or (6) for loans to participants or beneficiaries.

14. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 42:

            o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

15. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 44 :

      Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

November 10, 1997                                             PS0229.009

                 OPPENHEIMER QUEST OFFICERS VALUE FUND
                   Supplement dated November 10, 1997 to the Statement of Additional Information dated February 24, 1997

      The  supplement   dated  May  1,  1997  to  the  Statement  of  Additional
Information is replaced by this supplement. The Statement of Additional Information is amended as follows:

1. The section of the Statement of Additional Information entitled "Other Investment Restrictions" starting on page 15 is revised by this supplement to reflect that on May 6, 1997, the shareholders of the Fund approved the following changes:

      (a) The Fund's policy that it may not purchase securities on margin on page 15 is no longer a fundamental policy.

      (b) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes on page 15 is replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."

2. The section of the Statement of Additional Information entitled "The Manager and its Affiliates" starting on page 20 is amended as follows:

      (a) The first sentence of "The Investment Advisory Agreement" on page 20 is replaced with the following: "The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated May 27, 1997, as amended on October 22, 1997, which replaced the Investment Advisory Agreement dated as of November 22, 1995."

      (b) The last sentence of the last paragraph of "The Investment Advisory Agreement" on page 22 is replaced with the following: "The Manager has retained the Sub-Adviser pursuant to a separate Subadvisory Agreement dated November 5, 1997 with respect to the Fund, which replaced the Subadvisory Agreement dated as of November 22, 1995."

      (c)  The  last  sentence  of  the  first  paragraph  of  "The  Subadvisory
      Agreement" on page 22 is replaced with the following: "The Subadvisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements, on February 28, 1997 and by the shareholders of the Fund at a meeting held for that purpose on May 6, 1997."





      (d) The following is added after the final paragraph of "The Subadvisory Agreement":

     "The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with

      $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

     PIMCO Partners, G.P. ("PIMCO GP") owns approximately 42.83% and 66.37%, respectively, of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California corporation and is wholly-owned by Pacific Financial Asset Management Company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

     The managing general partner of PIMCO GP is PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

      PIMCO Advisors is governed by an Operating Board and an Equity Board. Because of its power to appoint (directly or indirectly ) seven of the twelve members of the Operating Board, the PIMCO Subpartnership may be deemed to control PIMCO Advisors. Because of direct or indirect power to appoint 25% of the members of the Equity Board, (i) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control."

November 10, 1997                                             PX0229.004

                OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                                       Continued
                                  -13-

                Supplement dated November 10, 1997 to the
                   Prospectus dated December 16, 1996

The supplement dated May 1, 1997 to the Prospectus is replaced by this supplement. The
Prospectus is amended as follows:

1. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

      (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 28) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. Pursuant to shareholder approval received on May 23, 1997, the sections of the Prospectus entitled "Investment Objective and Policies" and "Investment Techniques and Strategies" are revised as follows:

      (1) The Fund's investment objective on page 11 is restated as "The Fund seeks growth of capital."

      (2) The Fund's investment policies listed under the caption "Investment Policies and Strategies" on page 11 are no longer fundamental policies.

      (3) The Fund's policy on illiquid securities discussed on pages 15 and 16 is changed to increase the amount of the Fund's assets that may be invested in such securities from 10% of its total assets to 15% of its net assets.

      (4) The Fund's policy on borrowing on page 16 is changed to increase the amount the Fund may borrow from 10% of its total assets to 33-1/3% of its total assets.

      (5) The Fund's policy that it may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation on page 16 is no longer a fundamental policy.



                                                                       Continued
                                  -14-

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 18 is hereby revised to read as follows:

      The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser.

      On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. On November 5, 1997, a new sub-advisory agreement between the Sub-Adviser and the Manager, on terms identical to the prior sub-advisory agreement, became effective. The new sub-advisory agreement had been approved by shareholders of the Fund on May 23, 1997. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO
      Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

4. The first paragraph of the section "Fees and Expenses" on page 18 is replaced by the following:

      Under the Investment Advisory Agreement, the Fund pays the Manager an annual fee based on the Fund's daily net assets. Effective October 22, 1997, the annual management fee is as follows: 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million of average annual net assets, 0.85% of the next $3.2 billion of average annual net assets, 0.80% of the next $4 billion of average annual net assets; and 0.75% of average annual net assets over $8 billion. This management fee is higher than that paid by most other investment companies. Prior to October 22, 1997, the annual management fee was 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million of average annual net assets, and 0.85% of average annual net assets over $800 million. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs; the Fund also reimburses the Manager for bookkeeping and accounting services performed on behalf of the Fund. Those expenses are paid out of the Fund's assets and are

                                                                       Continued
                                  -15-
      not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

5. The second sentence in "Class A Shares" under "Classes of Shares" on page 23 is replaced by the following:

      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

6. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 26:

      The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

7. The following third  sub-paragraph is added to "Buying Class A Shares - Class
A
Contingent Deferred Sales Charge" on page 28:

      o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more.

8. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 28 is replaced by the following:

      The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.



                                                                       Continued
                                  -16-

9. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 29, the first sentence is replaced by the following:

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

10. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 30 is replaced by the following:

      The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

11. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 32 is replaced by the following:

            o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

12. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 32:

            o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

            o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

13. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 35:

      If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

14. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 35:

      If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

15. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 36 is replaced with the following and a new sub-section (6) is added as follows:

            o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype
      401(k) plans ....
      or (6) for loans to participants or beneficiaries.

16. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 36:

            o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

17. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 37:

      Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525- 7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.



November 10, 1997                                             PS0236.008

                OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                Supplement dated November 10, 1997 to the
       Statement of Additional Information dated December 16, 1996


      The  supplement   dated  May  1,  1997  to  the  Statement  of  Additional
Information is replaced by this supplement. The Statement of Additional Information is amended as follows:

1. The section of the Statement of Additional Information entitled "Other Investment Restrictions" starting on page 7 is revised by this supplement to reflect that on May 23, 1997 the shareholders of the Fund approved the following changes:

      (a) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes is replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."

      (b) The Fund's policy that it may not purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except short sales "against-the-box" is no longer a fundamental policy.

      (c) The Fund's policy that prevents the Fund from investing in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets is eliminated.

      (d) The Fund's policy that it may not invest in interests in oil, gas or other mineral exploration or development programs or leases is no longer a fundamental policy.

2. The section of the Statement of Additional Information entitled "The Manager and its Affiliates" is amended as follows:

      (a) The first sentence of "The Investment Advisory Agreement" is replaced with the following: "The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated May 27, 1997, as amended October 22, 1997, which replaced the Investment Advisory Agreement dated as of November 22, 1995."

      (b) The last sentence of the last paragraph of "The Investment Advisory

      Agreement" is replaced with the following: "The Manager has retained the Sub- Adviser pursuant to a separate Subadvisory Agreement dated November 5, 1997 with respect to the Fund, which replaced the Subadvisory Agreement dated as of November 22, 1995."

      (c) The last sentence of the first paragraph of "The Subadvisory Agreement" is replaced with the following: "The Subadvisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements, on February 28, 1997 and by the shareholders of the Fund at a meeting held for that purpose on May 23, 1997."

      (d) The following is added after the final paragraph of "The Subadvisory Agreement":

     "The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

     PIMCO Partners, G.P. ("PIMCO GP") owns approximately 42.83% and 66.37%, respectively, of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California corporation and is wholly-owned by Pacific Financial Asset Management Company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

     The managing general partner of PIMCO GP is PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

      PIMCO Advisors is governed by an Operating Board and an Equity Board. Because of its power to appoint (directly or indirectly ) seven of the twelve members of the Operating Board, the PIMCO Subpartnership may be deemed to control PIMCO Advisors. Because of direct or indirect power to appoint 25% of the members of the Equity Board, (i) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control."

November 10, 1997                                             PX0236.004

                 OPPENHEIMER QUEST SMALL CAP VALUE FUND
                Supplement dated November 10, 1997 to the
                   Prospectus dated February 26, 1997

      The supplement dated May 1, 1997 to the Prospectus is replaced by this supplement. The
Prospectus is amended as follows:

1. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

      (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 30) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. Pursuant to shareholder approval received on May 27, 1997, the sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised as follows:

      (1) The Fund's investment objective on page 11 is restated as "The Fund seeks capital appreciation."

      (2) The Fund's investment policies listed under the caption "Investment Policies and Strategies" on page 11 are no longer fundamental policies.

      (3) The Fund's policy on illiquid securities discussed on pages 15 and 17 is changed to increase the amount of the Fund's assets that may be invested in such securities from 10% of its total assets to 15% of its net assets.

                                                                       Continued
                                  -21-

      (4) The Fund's policy on borrowing on page 17 is changed to increase the amount the Fund may borrow from 10% of its total assets to 33-1/3% of its total assets.

      (5) The Fund's policy that it may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation on page 17 is no longer a fundamental policy.

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 18 is hereby revised to read as follows:



                                                                       Continued
                                  -22-

      The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser.

      On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. On November 5, 1997, a new sub-advisory agreement between the Sub-Adviser and the Manager, on terms identical to the prior sub-advisory agreement, became effective. The new sub-advisory agreement had been approved by shareholders of the Fund on May 27, 1997. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO
      Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

4. The second sentence in "Class A Shares" under "Classes of Shares" on page 25 is replaced by the following:

      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 27:

      The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30 is replaced by the following:

      The Distributor pays dealers of record commission on those purchases in an

                                                                       Continued
                                  -23-
      amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

7. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30, the first sentence is replaced by the following:

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

8. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 31 is replaced by the following:

      The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34 is replaced by the following:

            o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34:

            o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and


                                                                       Continued
                                  -24-

            o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

11. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

      If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

      If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38 is replaced with the following and a new sub-section (6) is added as follows:

            o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype
      401(k) plans ...
      or (6) for loans to participants or beneficiaries.

14. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38:

            o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

15. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 39:

      Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525- 7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

November 10, 1997                                             PS0251.010

                 OPPENHEIMER QUEST SMALL CAP VALUE FUND
                   Supplement dated November 10, 1997 to the Statement of Additional Information dated February 26, 1997


1. The supplement dated May 1, 1997 to the Statement of Additional Information is replaced by this supplement. The Statement of Additional Information is amended as follows:

The  section  of  the  Statement  of  Additional   Information  entitled  "Other
Investment Restrictions" starting on page 13 is revised by this supplement to reflect that on May 27, 1997, the shareholders of the Fund approved the following changes:

      The following policies are no longer fundamental policies:

      (a) The Fund's policy that it may not purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except short sales "against-the-box".

      (b) The Fund's policy that it may not invest in interests in oil, gas or other mineral exploration or development programs or leases.

      (c) The Fund's policy that it may not invest more than 5% of its total assets (determined at the time of investment) in warrants or invest than more 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange.

      The following fundamental policies are revised or eliminated as indicated:

      (d) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging or other non-speculative purposes is replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."

      (e) The Fund's policy that prevents the Fund from investing in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets is eliminated.

2. The section of the Statement of Additional Information entitled "The Manager and its Affiliates" starting on page 19 is amended as follows:

      (a) The first sentence of "The Investment Advisory Agreement" on page 19 is replaced with the following: "The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated May 27, 1997, as amended on October 22, 1997, which replaced the Investment Advisory Agreement dated as of November 22, 1995."

      (b) The last sentence of the last paragraph of "The Investment Advisory Agreement" on page 21 is replaced with the following: "The Manager has retained the Sub-Adviser pursuant to a separate Subadvisory Agreement dated November

      5, 1997 with respect to the Fund, which replaced the Subadvisory Agreement dated as of November 22, 1995."

      (c)  The  last  sentence  of  the  first  paragraph  of  "The  Subadvisory
      Agreement" on page 21 is replaced with the following: "The Subadvisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements, on February 28, 1997 and by the shareholders of the Fund at a meeting held for that purpose on May 27, 1997."

      (d) The following is added after the final paragraph of "The Subadvisory Agreement":

     "The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

     PIMCO Partners, G.P. ("PIMCO GP") owns approximately 42.83% and 66.37%, respectively, of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California corporation and is wholly-owned by Pacific Financial Asset Management Company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

     The managing general partner of PIMCO GP is PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

      PIMCO Advisors is governed by an Operating Board and an Equity Board. Because of its power to appoint (directly or indirectly ) seven of the twelve members of the Operating Board, the PIMCO Subpartnership may be deemed to control PIMCO Advisors. Because of direct or indirect power to appoint 25% of the members of the Equity Board, (i) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control."

November 10, 1997                                             PX0251.005